Equity-Based Compensation - Summary of Stock Options Activity (Detail) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Exercisable	$ 40,249	$ 48,377
Outstanding, Beginning balance	12,464,668	14,261,340
Granted	4,423,523	3,370,353
Exercised	(186,892)
Forfeited	(617,107)	(236,057)
Canceled due to achievement of performance condition		(4,930,968)
Outstanding, Ending balance	16,084,192	12,464,668	14,261,340
Options exercisable	4,805,971	4,250,006
Outstanding, Beginning balance	$ 6.37	$ 5.20
Granted	12.87	9.92
Exercised	3.97
Forfeited	7.02	6.80
Canceled due to achievement of performance condition		5.40
Outstanding, Ending balance	8.14	6.37	$ 5.20
Options Exercisable	$ 5.36	$ 5.20
Outstanding	8 years 5 months 23 days	8 years 6 months 25 days	9 years 5 months 26 days
Options Exercisable	7 years 7 months 2 days	8 years 2 months 4 days
Outstanding	$ 90,771	$ 127,301	$ 23,768